Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss for the period (in thousands of euros)	€ (68,132)	€ (39,700)	€ (57,041)
Weighted average number of shares (in shares)	47,265,189,000	36,928,161,000	34,851,868,000
Basic loss per share (in euro per share)	€ (1.44)	€ (1.08)	€ (1.64)
Diluted loss per share (in euro per share)	€ (1.44)	€ (1.08)	€ (1.64)